Employee Future Benefits - Summary of Cash Payments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 157	$ 162
Pension defined benefit plans [member] | Defined benefit plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	79	85
Pension defined benefit plans [member] | Defined contribution plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	78	77
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	10	12
Retiree welfare plans [Member] | Defined benefit plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 10	$ 12